Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DFA INVESTMENT DIMENSIONS GROUP INC.
Entity Central Index Key	0000355437
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Institutional
Shareholder Report [Line Items]
Fund Name	Asia Pacific Small Company Portfolio
Class Name	Institutional
Trading Symbol	DFRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Asia Pacific Small Company Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.42%1,2,[3]
[1],[2],[3]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[1],[2],[3]
Net Assets	$ 144,941,000
Holdings Count | $ / shares	693
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$144,941
Number of Holdings	693
Portfolio Turnover Rate	8%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Bank of Queensland Ltd.	1.6%
Perseus Mining Ltd.	1.4%
Sandfire Resources Ltd.	1.2%
Ansell Ltd.	1.2%
Capricorn Metals Ltd.	1.1%
Downer EDI Ltd.	1.1%
AUB Group Ltd.	1.1%
Metcash Ltd.	1.0%
Lendlease Corp. Ltd.	1.0%
Gold Road Resources Ltd.	1.0%

Top Countries (% of Total Investments)
Australia	69.5%
Hong Kong	17.5%
Singapore	9.5%
New Zealand	2.8%
Luxembourg	0.7%
[4],[5]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Continental Small Company Portfolio
Class Name	Institutional
Trading Symbol	DFCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Continental Small Company Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$24	0.45%1,2,[3]
[6],[7],[8]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%	[6],[7],[8]
Net Assets	$ 109,318,000
Holdings Count | $ / shares	1,096
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$109,318
Number of Holdings	1,096
Portfolio Turnover Rate	1%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Banco de Sabadell SA	1.9%
PSP Swiss Property AG	1.0%
BAWAG Group AG	1.0%
Unipol Assicurazioni SpA	0.9%
Alstom SA	0.9%
Belimo Holding AG	0.9%
Banca Monte dei Paschi di Siena SpA	0.8%
Helvetia Holding AG	0.8%
Orion OYJ B	0.7%
Swissquote Group Holding SA	0.7%

Top Countries (% of Total Investments)
Switzerland	17.4%
Germany	12.5%
France	10.3%
Italy	8.8%
Spain	6.8%
Sweden	6.3%
Denmark	6.1%
Finland	5.8%
Netherlands	4.8%
Belgium	3.5%
[9],[10]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Commodity Strategy Portfolio
Class Name	Institutional
Trading Symbol	DCMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Commodity Strategy Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$16	0.32%1,[2]
[11],[12]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[11],[12]
Net Assets	$ 1,049,808,000
Holdings Count | $ / shares	329
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,049,808
Number of Holdings	329
Portfolio Turnover Rate	50%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
U.S. Treasury Floating Rate Notes 4.490% due 01/31/26	3.2%
Australia & New Zealand Banking Group Ltd. (Australia) 5.057% due 07/16/27 (1 day USD SOFR + 1.360%)	3.1%
Inter-American Development Bank (Supranational Organization Obligations) 4.727% due 10/04/27 (1 day USD SOFR Index + 0.350%)	2.9%
DBS Group Holdings Ltd. (Singapore) 4.970% due 03/21/28 (1 day USD SOFR + 0.600%)	2.6%
National Australia Bank Ltd. (Australia) 4.988% due 06/11/27 (1 day USD SOFR + 0.620%)	2.2%
International Bank for Reconstruction & Development (Supranational Organization Obligations) 4.638% due 06/15/27 (1 day USD SOFR Index + 0.270%)	2.1%
Westpac Banking Corp. (Australia) 4.838% due 10/20/26 (1 day USD SOFR + 0.460%)	2.1%
Chevron USA, Inc. 4.834% due 02/26/28 (1 day USD SOFR Index + 0.470%)	1.9%
U.S. Treasury Floating Rate Notes 4.395% due 04/30/26	1.7%
Public Storage Operating Co. 5.077% due 04/16/27 (1 day USD SOFR Index + 0.700%)	1.3%

Sector Allocation (% of Total Investments)
Financials	31.4%
U.S. Government	25.9%
Utilities	9.5%
Foreign Government	8.3%
Energy	6.1%
Basic Materials	5.6%
Consumer, Cyclical	5.5%
Industrials	3.7%
Consumer, Non-cyclical	3.6%
Technology	2.0%
Communications	0.6%
Derivatives	(2.2%)
[13],[14]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Global Real Estate Securities Portfolio
Class Name	Institutional
Trading Symbol	DFGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Global Real Estate Securities Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.22%1,[2]
[15],[16]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[15],[16]
Net Assets	$ 6,880,543,000
Holdings Count | $ / shares	134
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$6,880,543
Number of Holdings	134
Portfolio Turnover Rate	1%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
DFA International Real Estate Securities Portfolio	26.9%
American Tower Corp.	6.0%
Prologis, Inc.	5.3%
Welltower, Inc.	5.3%
Equinix, Inc.	4.8%
Digital Realty Trust, Inc.	3.1%
Realty Income Corp.	2.9%
Simon Property Group, Inc.	2.9%
Public Storage	2.6%
Crown Castle, Inc.	2.6%
[17]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA International Real Estate Securities Portfolio
Class Name	Institutional
Trading Symbol	DFITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA International Real Estate Securities Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$14	0.27%[1]
[18]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[18]
Net Assets	$ 3,191,255,000
Holdings Count | $ / shares	325
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$3,191,255
Number of Holdings	325
Portfolio Turnover Rate	2%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Goodman Group	8.2%
Scentre Group	2.8%
Link REIT	2.7%
Segro PLC	2.7%
Unibail-Rodamco-Westfield	2.6%
CapitaLand Integrated Commercial Trust	2.2%
Stockland	1.9%
CapitaLand Ascendas REIT	1.8%
Nippon Building Fund, Inc.	1.6%
Klepierre SA	1.5%

Top Countries (% of Total Investments)
Australia	23.4%
Japan	21.5%
United Kingdom	14.1%
Singapore	11.0%
France	6.6%
Canada	4.2%
Belgium	4.1%
Hong Kong	3.3%
Mexico	2.7%
South Africa	2.3%
[19],[20]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA International Small Cap Value Portfolio
Class Name	Institutional
Trading Symbol	DISVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA International Small Cap Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.42%[1]
[21]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[21]
Net Assets	$ 12,108,658,000
Holdings Count | $ / shares	1,862
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$12,108,658
Number of Holdings	1,862
Portfolio Turnover Rate	8%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Banco de Sabadell SA	2.3%
BPER Banca SpA	1.1%
Banca Monte dei Paschi di Siena SpA	0.9%
Alamos Gold, Inc. A	0.9%
Banca Popolare di Sondrio SpA	0.9%
Bankinter SA	0.8%
Unipol Assicurazioni SpA	0.8%
Sydbank AS	0.8%
Jyske Bank AS	0.7%
Buzzi SpA	0.7%

Top Countries (% of Total Investments)
Japan	26.3%
United Kingdom	11.6%
Canada	10.7%
Australia	6.8%
Italy	6.4%
Switzerland	5.8%
Spain	4.9%
Germany	4.0%
France	3.9%
Denmark	3.6%
[22],[23]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Real Estate Securities Portfolio
Class Name	Institutional
Trading Symbol	DFREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Real Estate Securities Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%1,[2]
[24],[25]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[24],[25]
Net Assets	$ 6,934,669,000
Holdings Count | $ / shares	134
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$6,934,669
Number of Holdings	134
Portfolio Turnover Rate	3%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
American Tower Corp.	8.4%
Prologis, Inc.	7.3%
Equinix, Inc.	6.6%
Welltower, Inc.	4.9%
Digital Realty Trust, Inc.	4.3%
Realty Income Corp.	4.1%
Simon Property Group, Inc.	4.0%
Public Storage	3.8%
Crown Castle, Inc.	3.7%
VICI Properties, Inc.	2.6%

Sector Allocation (% of Total Investments)
Real Estate	100.0%
[26],[27]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets Core Equity 2 Portfolio (formerly, Emerging Markets Core Equity Portfolio)
Class Name	Institutional
Trading Symbol	DFCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Core Equity 2 Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.39%[1]
[28]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[28]
Net Assets	$ 27,217,087,000
Holdings Count | $ / shares	7,368
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$27,217,087
Number of Holdings	7,368
Portfolio Turnover Rate	2%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.6%
Tencent Holdings Ltd.	3.5%
Samsung Electronics Co. Ltd.	1.5%
Alibaba Group Holding Ltd.	1.3%
China Construction Bank Corp. H	0.7%
Reliance Industries Ltd.	0.6%
HDFC Bank Ltd.	0.6%
Bharti Airtel Ltd.	0.6%
ICICI Bank Ltd.	0.5%
Infosys Ltd.	0.5%

Top Countries (% of Total Investments)
China	24.8%
India	20.6%
Taiwan	17.8%
South Korea	9.9%
Brazil	3.9%
Saudi Arabia	3.8%
South Africa	3.2%
Mexico	2.2%
United Arab Emirates	1.6%
Malaysia	1.6%
[29],[30]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets ex China Core Equity Portfolio
Class Name	Institutional
Trading Symbol	DAADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets ex China Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.43%1,[2]
[31],[32]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%	[31],[32]
Net Assets	$ 1,157,534,000
Holdings Count | $ / shares	4,594
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,157,534
Number of Holdings	4,594
Portfolio Turnover Rate	6%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.4%
Samsung Electronics Co. Ltd.	2.1%
HDFC Bank Ltd.	1.3%
SK Hynix, Inc.	1.1%
Bharti Airtel Ltd.	0.8%
Infosys Ltd.	0.7%
ICICI Bank Ltd. ADR	0.7%
MediaTek, Inc.	0.5%
ICICI Bank Ltd.	0.5%
Mahindra & Mahindra Ltd.	0.5%

Top Countries (% of Total Investments)
India	27.3%
Taiwan	24.0%
South Korea	13.9%
Brazil	5.5%
Saudi Arabia	5.1%
South Africa	4.4%
Mexico	2.5%
Indonesia	2.3%
United Arab Emirates	2.3%
Malaysia	2.1%
[33],[34]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets Portfolio
Class Name	Institutional
Trading Symbol	DFEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$18	0.36%1,2,[3]
[35],[36],[37]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[35],[36],[37]
Net Assets	$ 5,144,661,000
Holdings Count | $ / shares	2,180
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$5,144,661
Number of Holdings	2,180
Portfolio Turnover Rate	5%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	6.9%
Tencent Holdings Ltd.	4.4%
Samsung Electronics Co. Ltd.	2.4%
Alibaba Group Holding Ltd.	2.3%
HDFC Bank Ltd.	0.9%
SK Hynix, Inc.	0.8%
Reliance Industries Ltd.	0.8%
ICICI Bank Ltd.	0.8%
PDD Holdings, Inc.	0.8%
Infosys Ltd.	0.7%

Top Countries (% of Total Investments)
China	24.9%
India	19.7%
Taiwan	17.6%
South Korea	10.3%
Brazil	3.8%
Saudi Arabia	3.7%
South Africa	2.8%
Mexico	1.9%
United Arab Emirates	1.8%
Malaysia	1.6%
[38],[39]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets Small Cap Portfolio
Class Name	Institutional
Trading Symbol	DEMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Small Cap Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$30	0.62%1,2,[3]
[40],[41],[42]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.62%	[40],[41],[42]
Net Assets	$ 3,369,394,000
Holdings Count | $ / shares	4,340
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$3,369,394
Number of Holdings	4,340
Portfolio Turnover Rate	3%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Harmony Gold Mining Co. Ltd.	0.6%
Pop Mart International Group Ltd.	0.5%
Industrias CH SAB de CV	0.4%
BSE Ltd.	0.4%
Qifu Technology, Inc.	0.4%
Dixon Technologies India Ltd.	0.4%
Li Ning Co. Ltd.	0.4%
Kingsoft Corp. Ltd.	0.4%
Grupa Kety SA	0.4%
Abu Dhabi Islamic Bank PJSC	0.3%

Top Countries (% of Total Investments)
India	23.1%
China	18.5%
Taiwan	18.3%
South Korea	8.5%
Brazil	4.0%
Saudi Arabia	3.9%
South Africa	3.3%
Hong Kong	3.1%
Mexico	2.8%
Poland	1.7%
[43],[44]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets Targeted Value Portfolio
Class Name	Institutional
Trading Symbol	DEMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Targeted Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$28	0.58%1,[2]
[45],[46]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.58%	[45],[46]
Net Assets	$ 259,281,000
Holdings Count | $ / shares	3,191
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$259,281
Number of Holdings	3,191
Portfolio Turnover Rate	10%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Wuxi Biologics Cayman, Inc.	0.8%
Geely Automobile Holdings Ltd.	0.8%
Shriram Finance Ltd.	0.6%
China Mengniu Dairy Co. Ltd.	0.6%
Tata Consumer Products Ltd.	0.5%
Etihad Etisalat Co.	0.4%
China Overseas Land & Investment Ltd.	0.4%
Cemex SAB de CV	0.4%
Shin Kong Financial Holding Co. Ltd.	0.4%
CSPC Pharmaceutical Group Ltd.	0.4%

Top Countries (% of Total Investments)
China	23.0%
India	21.2%
Taiwan	17.2%
South Korea	10.9%
Saudi Arabia	3.7%
Brazil	3.3%
South Africa	2.9%
Hong Kong	2.7%
Mexico	2.1%
United Arab Emirates	1.9%
[47],[48]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets Value Portfolio
Class Name	Institutional
Trading Symbol	DFEVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.44%1,2,[3]
[49],[50],[51]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[49],[50],[51]
Net Assets	$ 10,732,830,000
Holdings Count | $ / shares	3,395
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$10,732,830
Number of Holdings	3,395
Portfolio Turnover Rate	6%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Reliance Industries Ltd.	3.3%
Alibaba Group Holding Ltd.	3.1%
China Construction Bank Corp. H	2.6%
Hon Hai Precision Industry Co. Ltd.	1.7%
Samsung Electronics Co. Ltd.	1.6%
HDFC Bank Ltd.	1.4%
Axis Bank Ltd.	1.3%
Bank of China Ltd. H	1.2%
Industrial & Commercial Bank of China Ltd. H	1.1%
Ping An Insurance Group Co. of China Ltd. H	1.0%

Top Countries (% of Total Investments)
China	26.1%
India	19.0%
Taiwan	18.6%
South Korea	10.1%
Saudi Arabia	3.6%
Brazil	3.1%
South Africa	3.0%
Mexico	2.3%
United Arab Emirates	1.6%
Malaysia	1.5%
[52],[53]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Enhanced U.S. Large Company Portfolio
Class Name	Institutional
Trading Symbol	DFELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Enhanced U.S. Large Company Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$7	0.15%1,[2]
[54],[55]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[54],[55]
Net Assets	$ 210,002,000
Holdings Count | $ / shares	155
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$210,002
Number of Holdings	155
Portfolio Turnover Rate	34%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
U.S. Treasury Floating Rate Notes 4.415% due 10/31/25	8.8%
U.S. Treasury Floating Rate Notes 4.395% due 04/30/26	3.8%
U.S. Treasury Notes 3.000% due 07/15/25	3.1%
United Overseas Bank Ltd. (Singapore) 4.723% due 04/16/27 (3 mo. AUD Bank Bill Swap + 0.720%)	1.8%
European Investment Bank (Supranational Organization Obligations) 1.250% due 05/12/25	1.7%
Kommunalbanken AS (Norway) 5.368% due 06/17/26	1.5%
Westpac Banking Corp. (Australia) 5.154% due 02/16/28 (3 mo. AUD Bank Bill Swap + 0.980%)	1.5%
Amgen, Inc. 3.125% due 05/01/25	1.4%
U.S. Treasury Notes 2.000% due 08/15/25	1.2%
Philip Morris International, Inc. 1.500% due 05/01/25	1.1%

Sector Allocation (% of Total Investments)
Financials	30.7%
U.S. Government	23.8%
Consumer, Non-cyclical	9.2%
Industrials	9.0%
Utilities	5.3%
Energy	5.0%
Basic Materials	4.6%
Consumer, Cyclical	4.3%
Foreign Government	4.2%
Communications	2.4%
Technology	1.7%
Derivatives	(0.2%)
[56],[57]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Global Small Company Portfolio
Class Name	Institutional
Trading Symbol	DGLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Small Company Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.42%1,[2]
[58],[59]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.42%	[58],[59]
Net Assets	$ 93,897,000
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$93,897
Number of Holdings	7
Portfolio Turnover Rate	25%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
U.S. Small Cap Portfolio	61.6%
The Continental Small Company Series	11.7%
The Emerging Markets Small Cap Series	11.4%
The Japanese Small Company Series	6.5%
The United Kingdom Small Company Series	3.3%
The Canadian Small Company Series	2.9%
The Asia Pacific Small Company Series	2.6%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	International Core Equity 2 Portfolio (formerly, International Core Equity Portfolio)
Class Name	Institutional
Trading Symbol	DFIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Core Equity 2 Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.23%[1]
[60]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[60]
Net Assets	$ 32,766,237,000
Holdings Count | $ / shares	4,987
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$32,766,237
Number of Holdings	4,987
Portfolio Turnover Rate	2%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Novartis AG	0.9%
Shell PLC	0.8%
Toyota Motor Corp.	0.8%
Nestle SA	0.8%
TotalEnergies SE	0.7%
Roche Holding AG	0.6%
Deutsche Telekom AG	0.6%
Sony Group Corp.	0.5%
Royal Bank of Canada	0.4%
Rheinmetall AG	0.4%

Top Countries (% of Total Investments)
Japan	22.6%
United Kingdom	12.1%
Canada	10.8%
Germany	8.5%
Switzerland	8.1%
France	7.3%
Australia	6.0%
Netherlands	4.0%
Sweden	2.9%
Italy	2.8%
[61],[62]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	International High Relative Profitability Portfolio
Class Name	Institutional
Trading Symbol	DIHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International High Relative Profitability Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.29%1,[2]
[63],[64]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[63],[64]
Net Assets	$ 1,600,221,000
Holdings Count | $ / shares	426
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,600,221
Number of Holdings	426
Portfolio Turnover Rate	7%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Roche Holding AG	3.2%
Nestle SA	3.1%
Sony Group Corp.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
TotalEnergies SE	2.1%
Rheinmetall AG	1.9%
Unilever PLC	1.7%
Novo Nordisk AS B	1.5%
Deutsche Telekom AG	1.4%
GSK PLC	1.3%

Top Countries (% of Total Investments)
Japan	22.1%
United Kingdom	13.8%
Canada	9.8%
Switzerland	9.4%
Germany	8.8%
France	8.4%
Australia	6.0%
Netherlands	5.4%
Sweden	3.3%
Spain	2.4%
[65],[66]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	International Small Company Portfolio
Class Name	Institutional
Trading Symbol	DFISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Small Company Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.39%[1]
[67]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[67]
Net Assets	$ 11,907,219,000
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	3.00%	[68]
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$11,907,219
Number of Holdings	6
Portfolio Turnover Rate	3%*
[68]
Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
The Continental Small Company Series	44.0%
The Japanese Small Company Series	23.7%
The United Kingdom Small Company Series	12.1%
The Canadian Small Company Series	10.7%
The Asia Pacific Small Company Series	9.5%
[69]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	International Vector Equity Portfolio
Class Name	Institutional
Trading Symbol	DFVQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Vector Equity Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$17	0.32%[1]
[70]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%	[70]
Net Assets	$ 3,650,736,000
Holdings Count | $ / shares	4,186
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$3,650,736
Number of Holdings	4,186
Portfolio Turnover Rate	5%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
TotalEnergies SE	1.0%
Novartis AG	0.7%
Deutsche Telekom AG	0.7%
Shell PLC	0.7%
Sony Group Corp.	0.6%
Deutsche Boerse AG	0.6%
Orange SA	0.5%
Rheinmetall AG	0.5%
Roche Holding AG	0.5%
BHP Group Ltd.	0.5%

Top Countries (% of Total Investments)
Japan	23.7%
Canada	11.0%
United Kingdom	10.9%
Germany	9.1%
Switzerland	7.8%
France	7.3%
Australia	6.2%
Netherlands	3.8%
Spain	2.8%
Sweden	2.8%
[71],[72]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Japanese Small Company Portfolio
Class Name	Institutional
Trading Symbol	DFJSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Japanese Small Company Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$21	0.40%1,2,[3]
[73],[74],[75]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[73],[74],[75]
Net Assets	$ 212,367,000
Holdings Count | $ / shares	1,625
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$212,367
Number of Holdings	1,625
Portfolio Turnover Rate	4%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Nikkon Holdings Co. Ltd.	0.5%
Topcon Corp.	0.4%
Nippon Gas Co. Ltd.	0.4%
Hirogin Holdings, Inc.	0.4%
EXEO Group, Inc.	0.4%
NSD Co. Ltd.	0.4%
Hokuhoku Financial Group, Inc.	0.4%
Sankyu, Inc.	0.4%
Makino Milling Machine Co. Ltd.	0.3%
Park24 Co. Ltd.	0.3%

Top Countries (% of Total Investments)
Japan	100.0%
[76],[77]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Large Cap International Portfolio
Class Name	Institutional
Trading Symbol	DFALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Cap International Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.17%[1]
[78]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[78]
Net Assets	$ 6,367,308,000
Holdings Count | $ / shares	1,220
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$6,367,308
Number of Holdings	1,220
Portfolio Turnover Rate	4%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Roche Holding AG	1.2%
Nestle SA	1.2%
Shell PLC	1.0%
Novo Nordisk AS B	1.0%
Sony Group Corp.	0.9%
Toyota Motor Corp.	0.9%
TotalEnergies SE	0.9%
Deutsche Telekom AG	0.8%
LVMH Moet Hennessy Louis Vuitton SE	0.8%
ASML Holding NV	0.7%

Top Countries (% of Total Investments)
Japan	21.8%
United Kingdom	12.9%
Canada	10.6%
Germany	9.0%
Switzerland	8.7%
France	8.4%
Australia	6.1%
Netherlands	4.5%
Sweden	2.9%
Spain	2.7%
[79],[80]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Selectively Hedged Global Equity Portfolio
Class Name	Institutional
Trading Symbol	DSHGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Selectively Hedged Global Equity Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.31%1,[2]
[81],[82]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%	[81],[82]
Net Assets	$ 296,914,000
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$296,914
Number of Holdings	3
Portfolio Turnover Rate	9%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
U.S. Core Equity 2 Portfolio	57.3%
International Core Equity 2 Portfolio	25.4%
Emerging Markets Core Equity 2 Portfolio	17.3%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Core Equity 1 Portfolio
Class Name	Institutional
Trading Symbol	DFEOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Core Equity 1 Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$7	0.15%[1]
[83]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[83]
Net Assets	$ 32,617,034,000
Holdings Count | $ / shares	2,390
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$32,617,034
Number of Holdings	2,390
Portfolio Turnover Rate	1%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Apple, Inc.	5.2%
NVIDIA Corp.	4.7%
Microsoft Corp.	4.4%
Amazon.com, Inc.	2.5%
Meta Platforms, Inc. A	2.0%
JPMorgan Chase & Co.	1.7%
Berkshire Hathaway, Inc. B	1.5%
Alphabet, Inc. A	1.4%
Eli Lilly & Co.	1.3%
Alphabet, Inc. C	1.2%

Sector Allocation (% of Total Investments)
Information Technology	24.6%
Financials	17.3%
Industrials	12.5%
Consumer Discretionary	10.4%
Health Care	9.7%
Communication Services	8.1%
Consumer Staples	6.5%
Energy	4.7%
Materials	3.2%
Utilities	2.7%
Real Estate	0.3%
[84],[85]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Core Equity 2 Portfolio
Class Name	Institutional
Trading Symbol	DFQTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Core Equity 2 Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%1,[2]
[86],[87]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[86],[87]
Net Assets	$ 30,656,419,000
Holdings Count | $ / shares	2,429
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$30,656,419
Number of Holdings	2,429
Portfolio Turnover Rate	1%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Apple, Inc.	5.2%
NVIDIA Corp.	4.9%
Microsoft Corp.	4.6%
Meta Platforms, Inc. A	2.2%
Amazon.com, Inc.	2.0%
JPMorgan Chase & Co.	1.5%
Berkshire Hathaway, Inc. B	1.4%
Alphabet, Inc. A	1.3%
Eli Lilly & Co.	1.2%
Exxon Mobil Corp.	1.1%

Sector Allocation (% of Total Investments)
Information Technology	24.2%
Financials	18.3%
Industrials	13.6%
Health Care	9.6%
Consumer Discretionary	9.4%
Communication Services	7.4%
Consumer Staples	6.4%
Energy	4.9%
Materials	3.5%
Utilities	2.3%
Real Estate	0.4%
[88],[89]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. High Relative Profitability Portfolio
Class Name	Institutional
Trading Symbol	DURPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. High Relative Profitability Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.22%1,[2]
[90],[91]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[90],[91]
Net Assets	$ 4,945,294,000
Holdings Count | $ / shares	144
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$4,945,294
Number of Holdings	144
Portfolio Turnover Rate	5%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Apple, Inc.	6.6%
NVIDIA Corp.	5.5%
Visa, Inc. A	5.0%
Eli Lilly & Co.	4.5%
Microsoft Corp.	4.0%
Costco Wholesale Corp.	3.7%
AbbVie, Inc.	3.2%
Mastercard, Inc. A	2.9%
Home Depot, Inc.	2.7%
Procter & Gamble Co.	2.3%

Sector Allocation (% of Total Investments)
Information Technology	26.2%
Industrials	16.2%
Health Care	15.6%
Financials	12.7%
Consumer Staples	11.2%
Consumer Discretionary	10.7%
Energy	3.8%
Communication Services	1.8%
Utilities	1.0%
Materials	0.8%
[92],[93]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Large Cap Equity Portfolio
Class Name	Institutional
Trading Symbol	DUSQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Large Cap Equity Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$6	0.13%[1]
[94]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.13%	[94]
Net Assets	$ 2,013,147,000
Holdings Count | $ / shares	548
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$2,013,147
Number of Holdings	548
Portfolio Turnover Rate	5%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Apple, Inc.	6.7%
Microsoft Corp.	5.9%
NVIDIA Corp.	5.4%
Amazon.com, Inc.	3.3%
Meta Platforms, Inc. A	2.3%
Alphabet, Inc. A	2.0%
Alphabet, Inc. C	1.8%
Eli Lilly & Co.	1.5%
JPMorgan Chase & Co.	1.3%
Berkshire Hathaway, Inc. B	1.3%

Sector Allocation (% of Total Investments)
Information Technology	28.3%
Financials	14.3%
Health Care	10.4%
Industrials	10.1%
Consumer Discretionary	9.9%
Communication Services	9.6%
Consumer Staples	7.1%
Energy	4.2%
Utilities	3.6%
Materials	2.3%
Real Estate	0.2%
[95],[96]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Large Cap Value Portfolio
Class Name	Institutional
Trading Symbol	DFLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.22%1,2,[3]
[97],[98],[99]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[97],[98],[99]
Net Assets	$ 22,563,685,000
Holdings Count | $ / shares	323
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$22,563,685
Number of Holdings	323
Portfolio Turnover Rate	4%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.7%
Exxon Mobil Corp.	4.1%
Berkshire Hathaway, Inc. B	2.7%
UnitedHealth Group, Inc.	2.3%
Johnson & Johnson	2.3%
Cisco Systems, Inc.	2.0%
Chevron Corp.	1.8%
AT&T, Inc.	1.6%
Wells Fargo & Co.	1.6%
Verizon Communications, Inc.	1.4%

Sector Allocation (% of Total Investments)
Financials	24.6%
Health Care	16.8%
Industrials	12.6%
Energy	12.0%
Information Technology	9.0%
Materials	7.5%
Communication Services	7.2%
Consumer Staples	5.5%
Consumer Discretionary	4.2%
Real Estate	0.6%
[100],[101]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Micro Cap Portfolio
Class Name	Institutional
Trading Symbol	DFSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Micro Cap Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$20	0.42%[1]
[102]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.42%	[102]
Net Assets	$ 5,981,763,000
Holdings Count | $ / shares	1,685
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$5,981,763
Number of Holdings	1,685
Portfolio Turnover Rate	2%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
CorVel Corp.	0.6%
IES Holdings, Inc.	0.5%
Cavco Industries, Inc.	0.5%
Adtalem Global Education, Inc.	0.5%
First BanCorp	0.5%
U.S. Lime & Minerals, Inc.	0.4%
ESCO Technologies, Inc.	0.4%
StoneX Group, Inc.	0.4%
BancFirst Corp.	0.4%
Plexus Corp.	0.4%

Sector Allocation (% of Total Investments)
Financials	23.4%
Industrials	19.5%
Consumer Discretionary	13.1%
Health Care	11.0%
Information Technology	10.8%
Materials	5.2%
Energy	5.0%
Consumer Staples	4.0%
Communication Services	3.5%
Utilities	3.2%
Real Estate	1.3%
[103],[104]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Portfolio
Class Name	Institutional
Trading Symbol	DFSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Small Cap Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.27%1,[2]
[105],[106]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%	[105],[106]
Net Assets	$ 14,661,356,000
Holdings Count | $ / shares	2,038
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$14,661,356
Number of Holdings	2,038
Portfolio Turnover Rate	2%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Sprouts Farmers Market, Inc.	0.7%
Carpenter Technology Corp.	0.4%
Mueller Industries, Inc.	0.3%
BellRing Brands, Inc.	0.3%
Applied Industrial Technologies, Inc.	0.3%
UMB Financial Corp.	0.3%
Stride, Inc.	0.3%
CorVel Corp.	0.3%
SouthState Corp.	0.3%
Corcept Therapeutics, Inc.	0.3%

Sector Allocation (% of Total Investments)
Financials	21.4%
Industrials	21.0%
Consumer Discretionary	13.6%
Information Technology	11.7%
Health Care	10.6%
Materials	6.2%
Consumer Staples	4.7%
Energy	4.3%
Utilities	3.5%
Communication Services	2.5%
Real Estate	0.5%
[107],[108]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Value Portfolio
Class Name	Institutional
Trading Symbol	DFSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Small Cap Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$14	0.31%[1]
[109]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.31%	[109]
Net Assets	$ 13,948,992,000
Holdings Count | $ / shares	1,034
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$13,948,992
Number of Holdings	1,034
Portfolio Turnover Rate	3%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
U.S. Steel Corp.	0.9%
MGIC Investment Corp.	0.7%
Lithia Motors, Inc.	0.7%
Assured Guaranty Ltd.	0.7%
Old National Bancorp	0.7%
Taylor Morrison Home Corp.	0.7%
Post Holdings, Inc.	0.6%
Mosaic Co.	0.6%
Prosperity Bancshares, Inc.	0.6%
Mohawk Industries, Inc.	0.6%

Sector Allocation (% of Total Investments)
Financials	31.0%
Industrials	17.4%
Consumer Discretionary	15.6%
Energy	9.3%
Materials	7.1%
Information Technology	5.8%
Health Care	5.0%
Consumer Staples	4.7%
Communication Services	2.6%
Real Estate	0.8%
Utilities	0.7%
[110],[111]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Targeted Value Portfolio
Class Name	Institutional
Trading Symbol	DFFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Targeted Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$14	0.29%1,[2]
[112],[113]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[112],[113]
Net Assets	$ 11,745,103,000
Holdings Count | $ / shares	1,456
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$11,745,103
Number of Holdings	1,456
Portfolio Turnover Rate	4%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Molson Coors Beverage Co. B	0.7%
U.S. Steel Corp.	0.6%
Ally Financial, Inc.	0.6%
TD SYNNEX Corp.	0.6%
Unum Group	0.6%
First Horizon Corp.	0.6%
Conagra Brands, Inc.	0.6%
Mosaic Co.	0.6%
SouthState Corp.	0.6%
Ingredion, Inc.	0.5%

Sector Allocation (% of Total Investments)
Financials	30.1%
Industrials	16.0%
Consumer Discretionary	13.7%
Energy	8.4%
Materials	7.1%
Consumer Staples	6.7%
Health Care	6.5%
Information Technology	6.5%
Communication Services	3.7%
Real Estate	1.0%
Utilities	0.3%
[114],[115]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Vector Equity Portfolio
Class Name	Institutional
Trading Symbol	DFVEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Vector Equity Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.27%[1]
[116]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%	[116]
Net Assets	$ 4,331,369,000
Holdings Count | $ / shares	2,172
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$4,331,369
Number of Holdings	2,172
Portfolio Turnover Rate	5%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Apple, Inc.	4.5%
Microsoft Corp.	4.0%
NVIDIA Corp.	3.7%
Meta Platforms, Inc. A	2.2%
Amazon.com, Inc.	1.7%
Eli Lilly & Co.	1.0%
Alphabet, Inc. A	0.9%
Johnson & Johnson	0.9%
JPMorgan Chase & Co.	0.9%
Alphabet, Inc. C	0.9%

Sector Allocation (% of Total Investments)
Financials	20.4%
Information Technology	19.1%
Industrials	14.2%
Consumer Discretionary	10.5%
Health Care	9.1%
Communication Services	7.2%
Consumer Staples	6.9%
Energy	6.2%
Materials	5.1%
Utilities	1.0%
Real Estate	0.3%
[117],[118]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	United Kingdom Small Company Portfolio
Class Name	Institutional
Trading Symbol	DFUKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the United Kingdom Small Company Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$26	0.52%1,2,[3]
[119],[120],[121]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[119],[120],[121]
Net Assets	$ 21,492,000
Holdings Count | $ / shares	295
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$21,492
Number of Holdings	295
Portfolio Turnover Rate	5%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Games Workshop Group PLC	2.2%
Direct Line Insurance Group PLC	1.8%
IG Group Holdings PLC	1.8%
Cranswick PLC	1.7%
Hiscox Ltd.	1.6%
Plus500 Ltd.	1.6%
Persimmon PLC	1.6%
Bellway PLC	1.6%
Paragon Banking Group PLC	1.5%
Balfour Beatty PLC	1.5%

Top Countries (% of Total Investments)
United Kingdom	95.6%
Ireland	1.9%
Israel	1.6%
Luxembourg	0.8%
Netherlands	0.1%
[122],[123]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	World Core Equity Portfolio
Class Name	Institutional
Trading Symbol	DREIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the World Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.27%1,[2]
[124],[125]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%	[124],[125]
Net Assets	$ 1,124,753,000
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$1,124,753
Number of Holdings	3
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
U.S. Core Equity 1 Portfolio	61.8%
International Core Equity 2 Portfolio	26.8%
Emerging Markets Core Equity 2 Portfolio	11.4%
[126]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	World ex U.S. Core Equity Portfolio
Class Name	Institutional
Trading Symbol	DFWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the World ex U.S. Core Equity Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.30%[1]
[127]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[127]
Net Assets	$ 4,222,418,000
Holdings Count | $ / shares	10,780
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$4,222,418
Number of Holdings	10,780
Portfolio Turnover Rate	5%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	0.8%
Shell PLC	0.6%
Tencent Holdings Ltd.	0.6%
Toyota Motor Corp.	0.6%
Nestle SA	0.6%
TotalEnergies SE	0.5%
Deutsche Telekom AG	0.5%
Roche Holding AG	0.4%
Novartis AG	0.4%
Novo Nordisk AS B	0.4%

Top Countries (% of Total Investments)
Japan	15.4%
United Kingdom	8.3%
Canada	7.6%
China	7.5%
Germany	6.3%
India	5.9%
Switzerland	5.6%
Taiwan	5.5%
France	5.2%
Australia	4.2%
[128],[129]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	World ex U.S. Targeted Value Portfolio
Class Name	Institutional
Trading Symbol	DWUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the World ex U.S. Targeted Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$25	0.48%[1]
[130]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[130]
Net Assets	$ 726,374,000
Holdings Count | $ / shares	5,112
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$726,374
Number of Holdings	5,112
Portfolio Turnover Rate	9%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Banco de Sabadell SA	0.6%
Banco BPM SpA	0.6%
Bank of Ireland Group PLC	0.5%
Centrica PLC	0.5%
Covestro AG	0.5%
Ageas SA	0.5%
NN Group NV	0.5%
Barratt Redrow PLC	0.4%
Baloise Holding AG	0.4%
Julius Baer Group Ltd.	0.4%

Top Countries (% of Total Investments)
Japan	16.5%
United Kingdom	9.9%
Canada	8.2%
China	6.3%
India	5.8%
Switzerland	5.0%
Taiwan	4.5%
Germany	4.1%
Australia	4.0%
France	4.0%
[131],[132]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	World ex U.S. Value Portfolio
Class Name	Institutional
Trading Symbol	DFWVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the World ex U.S. Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	0.37%1,[2]
[133],[134]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[133],[134]
Net Assets	$ 308,866,000
Holdings Count | $ / shares	3
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$308,866
Number of Holdings	3
Portfolio Turnover Rate	5%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
The DFA International Value Series	60.4%
Dimensional Emerging Markets Value Fund	31.3%
DFA International Small Cap Value Portfolio	8.3%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center

[1]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[2]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[3]
3	Annualized

[4]
Excludes short-term investments and collateral for loaned securities, if any.

[5]
Excludes short-term investments and collateral for loaned securities, if any.

[6]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[7]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[8]
3	Annualized

[9]
Excludes short-term investments and collateral for loaned securities, if any.

[10]
Excludes short-term investments and collateral for loaned securities, if any.

[11]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[12]
2	Annualized

[13]
Excludes short-term investments and collateral for loaned securities, if any.

[14]
Excludes short-term investments and collateral for loaned securities, if any.

[15]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[16]
2	Annualized

[17]
Excludes short-term investments and collateral for loaned securities, if any.

[18]
1	Annualized

[19]
Excludes short-term investments and collateral for loaned securities, if any.

[20]
Excludes short-term investments and collateral for loaned securities, if any.

[21]
1	Annualized

[22]
Excludes short-term investments and collateral for loaned securities, if any.

[23]
Excludes short-term investments and collateral for loaned securities, if any.

[24]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[25]
2	Annualized

[26]
Excludes short-term investments and collateral for loaned securities, if any.

[27]
Excludes short-term investments and collateral for loaned securities, if any.

[28]
1	Annualized

[29]
Excludes short-term investments and collateral for loaned securities, if any.

[30]
Excludes short-term investments and collateral for loaned securities, if any.

[31]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[32]
2	Annualized

[33]
Excludes short-term investments and collateral for loaned securities, if any.

[34]
Excludes short-term investments and collateral for loaned securities, if any.

[35]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[36]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[37]
3	Annualized

[38]
Excludes short-term investments and collateral for loaned securities, if any.

[39]
Excludes short-term investments and collateral for loaned securities, if any.

[40]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[41]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[42]
3	Annualized

[43]
Excludes short-term investments and collateral for loaned securities, if any.

[44]
Excludes short-term investments and collateral for loaned securities, if any.

[45]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[46]
2	Annualized

[47]
Excludes short-term investments and collateral for loaned securities, if any.

[48]
Excludes short-term investments and collateral for loaned securities, if any.

[49]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[50]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[51]
3	Annualized

[52]
Excludes short-term investments and collateral for loaned securities, if any.

[53]
Excludes short-term investments and collateral for loaned securities, if any.

[54]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[55]
2	Annualized

[56]
Excludes short-term investments and collateral for loaned securities, if any.

[57]
Excludes short-term investments and collateral for loaned securities, if any.

[58]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[59]
2	Annualized

[60]
1	Annualized

[61]
Excludes short-term investments and collateral for loaned securities, if any.

[62]
Excludes short-term investments and collateral for loaned securities, if any.

[63]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[64]
2	Annualized

[65]
Excludes short-term investments and collateral for loaned securities, if any.

[66]
Excludes short-term investments and collateral for loaned securities, if any.

[67]
1	Annualized

[68]
*	Calculated based on weighted average of each of the Portfolio’s underlying investments.

[69]
Excludes cash investments, if any.

[70]
1	Annualized

[71]
Excludes short-term investments and collateral for loaned securities, if any.

[72]
Excludes short-term investments and collateral for loaned securities, if any.

[73]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[74]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[75]
3	Annualized

[76]
Excludes short-term investments and collateral for loaned securities, if any.

[77]
Excludes short-term investments and collateral for loaned securities, if any.

[78]
1	Annualized

[79]
Excludes short-term investments and collateral for loaned securities, if any.

[80]
Excludes short-term investments and collateral for loaned securities, if any.

[81]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[82]
2	Annualized

[83]
1	Annualized

[84]
Excludes short-term investments and collateral for loaned securities, if any.

[85]
Excludes short-term investments and collateral for loaned securities, if any.

[86]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[87]
2	Annualized

[88]
Excludes short-term investments and collateral for loaned securities, if any.

[89]
Excludes short-term investments and collateral for loaned securities, if any.

[90]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[91]
2	Annualized

[92]
Excludes short-term investments and collateral for loaned securities, if any.

[93]
Excludes short-term investments and collateral for loaned securities, if any.

[94]
1	Annualized

[95]
Excludes short-term investments and collateral for loaned securities, if any.

[96]
Excludes short-term investments and collateral for loaned securities, if any.

[97]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[98]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[99]
3	Annualized

[100]
Excludes short-term investments and collateral for loaned securities, if any.

[101]
Excludes short-term investments and collateral for loaned securities, if any.

[102]
1	Annualized

[103]
Excludes short-term investments and collateral for loaned securities, if any.

[104]
Excludes short-term investments and collateral for loaned securities, if any.

[105]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[106]
2	Annualized

[107]
Excludes short-term investments and collateral for loaned securities, if any.

[108]
Excludes short-term investments and collateral for loaned securities, if any.

[109]
1	Annualized

[110]
Excludes short-term investments and collateral for loaned securities, if any.

[111]
Excludes short-term investments and collateral for loaned securities, if any.

[112]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[113]
2	Annualized

[114]
Excludes short-term investments and collateral for loaned securities, if any.

[115]
Excludes short-term investments and collateral for loaned securities, if any.

[116]
1	Annualized

[117]
Excludes short-term investments and collateral for loaned securities, if any.

[118]
Excludes short-term investments and collateral for loaned securities, if any.

[119]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[120]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[121]
3	Annualized

[122]
Excludes short-term investments and collateral for loaned securities, if any.

[123]
Excludes short-term investments and collateral for loaned securities, if any.

[124]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[125]
2	Annualized

[126]
Excludes cash investments, if any.

[127]
1	Annualized

[128]
Excludes short-term investments and collateral for loaned securities, if any.

[129]
Excludes short-term investments and collateral for loaned securities, if any.

[130]
1	Annualized

[131]
Excludes short-term investments and collateral for loaned securities, if any.

[132]
Excludes short-term investments and collateral for loaned securities, if any.

[133]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[134]
2	Annualized